Employee Benefits (Tables)	12 Months Ended
Oct. 31, 2012
Employee Benefits [Abstract]
Stock Option Activity

		Weighted-
	Number of	average exercise
	options	price
Stock options outstanding at October 31, 2009	166,577	$7.62
Forfeited	—	—
Stock options outstanding at October 31, 2010	166,577	7.62
Forfeited	(35,189)	9.54
Stock options outstanding at October 31, 2011	131,388	7.11
Forfeited	(131,388)	7.11
Stock options outstanding at October 31, 2012	—	$—

Restricted Stock Award Activity

		Weighted-
		average grant
Nonvested shares	Shares	date fair value
Balance at October 31, 2011	449,992	$3.99
Granted	399,733	3.45
Vested	(259,572)	3.67
Forfeited	—	—
Balance at October 31, 2012	590,153	$3.77